SUBSEQUENT EVENTS IN CONNECTION WITH REISSUANCE (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 02, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 01, 2025
Subsequent Events In Connection With Reissuance
Reverse stock split, description	1-for-15
Common stock, shares authorized	150,000,000	150,000,000		150,000,000		100,000,000	100,000,000	100,000,000
Shares issued	153
Accounts payable		$ 500		$ 500
Accrued expenses		200		200		$ 200
Gains on extinguishment of debt		$ 734	$ (22,440)	$ 734	$ (22,440)	$ (22,440)